Related parties transactions and balances - Summary of outstanding balances with related parties (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Other receivables [member]
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions	$ 3,169	$ 186
Other receivables [member] | Riverstone vista capital partners L.P. [member]
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions		$ 186
Other receivables [member] | REL Amsterdam [member]
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions	2,355
Other receivables [member] | Aleph Midstream Holding L.P [member]
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions	814
Trade payable and accrued liabilities [member]
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions	24,839
Trade payable and accrued liabilities [member] | REL Amsterdam [member]
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions	24,032
Trade payable and accrued liabilities [member] | Aleph Midstream Holding L.P [member]
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions	$ 807